Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Software [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives		3 years
Furniture and fixtures [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives	5 years	5 years
Leasehold improvements [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives, decription		Lesser of useful life or the term of the lease
Minimum [Member] | Computer equipment [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives		3 years
Maximum [Member] | Computer equipment [Member]
Organization and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the company’s property and equipment [Line Items]
Estimated useful lives		4 years